Warrants (Tables)	9 Months Ended
Sep. 30, 2024
Warrants [Line Items]
Schedule of Private Warrants Outstanding

The following table represents the Private Warrants outstanding at September 30, 2024:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$3.16792	12,626	January 2028
Series B	June 2015	11.49921	8,696	June 2030
Series E	July 2022	64.24741	15,564	July 2029
Total			36,886

The following table represents the convertible preferred stock warrants outstanding at December 31, 2023:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$3.16792	12,626	January 2028
Series B	June 2015	11.49921	8,696	June 2030
Series C	July 2017	28.72761	5,865	July 2024
Series D	September 2017	54.38991	44,122	September 2024
Series E	July 2022	64.24741	15,564	July 2029
Total			86,873

Warrant [Member]
Warrants [Line Items]
Schedule of Fair Value Measurement Warrant Liability Input

The following assumptions were used to calculate the fair value of the convertible preferred stock warrant liability at December 31, 2023 under PWERM:

December 31, 2023
Fair value of Legacy Bolt common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exercise Price(4)	$0.00 – $4.35
Expected term (in years)(5)	0.50 years
(1)	The fair value of Legacy Bolt common stock was determined by management with the assistance of an independent third-party valuation specialist.
(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
(3)	Scenario probability based on timing expectations of management that a qualified offering occurring at December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
(4)	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.
(5)	The expected term represents the period of time that warrants granted are expected to be outstanding.

The key inputs for the Monte Carlo simulation model to value the Public Warrants at September 30, 2024 were as follows:

September 30, 2024
Stock price	$0.82
Exercise price	$11.50
Redemption Threshold	$18.00
Effective expiration date	August 13, 2029
Term (years)	4.87
Volatility	86%
Risk-free rate	3.52%